UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Locke Capital Management, Inc.
Address:  25 Walnut Street
          Newport, RI  02840

Form 13F File Number:  028-13137

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Derrick Webster
Title:    COO
Phone:    212 755 7600

Signature, Place, and Date of Signing:

     /s/ Derrick Webster          New York, NY 10022          August 12, 2008
     ---------------------        ------------------          ---------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           34

Form 13F Information Table Value Total:  $   102,889
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
ABB LTD SPONSORED ADR CMN       ADR            000375204    3,409   120,381  SH          Sole                   29,499        90,882
BHP BILLITON LTD SPONSORED ADR  ADR            088606108    3,585    42,085  SH          Sole                   18,304        23,781
CANON INC ADR ADR CMN           ADR            138006309    4,738    92,520  SH          Sole                   40,617        51,903
COMPANHIA VALE DO RIO DOCE SPO  ADR            204412209    4,709   131,455  SH          Sole                   57,457        73,998
DIAGEO PLC SPON ADR (NEW) SPON  ADR            25243q205    3,129    42,356  SH          Sole                   25,310        17,046
NESTLE SA SPONSORED ADR         ADR            641069406    1,414    12,481  SH          Sole                    5,882         6,599
NOKIA CORP SPON ADR SPONSORED   ADR            654902204    1,102    44,997  SH          Sole                   14,300        30,697
PETROLEO BRASILEIRO S.A. - PET  ADR            71654v408    4,666    65,875  SH          Sole                   28,520        37,355
RIO TINTO PLC SPONSORED ADR     ADR            767204100    4,709     9,514  SH          Sole                    4,303         5,211
SADIA S.A. SPONSORED ADR CMN    ADR            786326108    4,633   217,121  SH          Sole                   94,592       122,529
STATOILHYDRO ASA SPONSORED ADR  ADR            85771p102    4,742   126,851  SH          Sole                   55,553        71,298
TAIWAN SEMICONDUCTOR MFG CO AD  ADR            874039100    4,662   427,355  SH          Sole                  190,182       237,173
TEVA PHARMACEUTICAL IND LTD AD  ADR            881624209    4,684   102,275  SH          Sole                   44,939        57,336
VODAFONE GROUP PLC SPONSORED A  ADR            92857w209    4,644   157,632  SH          Sole                   71,447        86,185
AFLAC INCORPORATED CMN          COM            001055102    2,392    38,094  SH          Sole                   25,224        12,870
APACHE CP                       COM            037411105    2,449    17,619  SH          Sole                   11,619         6,000
AUTOMATIC DATA PROCESSING INC   COM            053015103    2,424    57,856  SH          Sole                   38,146        19,710
BAXTER INTERNATIONAL INC CMN    COM            071813109    2,337    36,550  SH          Sole                   23,850        12,700
CELGENE CORPORATION CMN         COM            151020104    2,385    37,345  SH          Sole                   24,495        12,850
CISCO SYSTEMS, INC. CMN         COM            17275r102    2,350   101,020  SH          Sole                   66,320        34,700
ECOLAB INC CMN                  COM            278865100    2,364    54,984  SH          Sole                   36,484        18,500
FREEPORT-MCMORAN COPPER & GOLD  COM            35671d857    2,452    20,923  SH          Sole                   13,823         7,100
HALLIBURTON CO COM              COM            406216101    2,454    46,233  SH          Sole                   30,833        15,400
HARRIS CORP CMN                 COM            413875105    2,366    46,869  SH          Sole                   30,869        16,000
HEWLETT-PACKARD CO. CMN         COM            428236103    2,390    54,070  SH          Sole                   35,670        18,400
ILLINOIS TOOL WORKS CMN         COM            452308109    2,463    51,849  SH          Sole                   34,159        17,690
INTEL CORPORATION CMN           COM            458140100    2,389   111,242  SH          Sole                   73,112        38,130
JOHNSON & JOHNSON CMN           COM            478160104    2,406    37,400  SH          Sole                   24,700        12,700
MC DONALDS CORP CMN             COM            580135101    2,375    42,239  SH          Sole                   27,839        14,400
MICROSOFT CORPORATION CMN       COM            594918104    2,391    86,897  SH          Sole                   57,197        29,700
NABORS INDUSTRIES LTD. CMN      COM            g6359f103    2,549    51,778  SH          Sole                   32,078        19,700
NIKE CLASS-B CMN CLASS B        COM            654106103    2,364    39,666  SH          Sole                   26,166        13,500
WAL MART STORES INC             COM            931142103    2,391    42,547  SH          Sole                   28,118        14,429
WALT DISNEY COMPANY (THE) CMN   COM            254687106    2,369    75,941  SH          Sole                   50,041        25,900